Intangible Assets Net (Tables) - European Wax Center, Inc. and Subsidiaries	9 Months Ended
Sep. 25, 2021
Summary of Intangible Assets

A summary of intangible assets as of September 25, 2021 and December 26, 2020 is as follows:

	September 25, 2021
	Weighted
	Average
	Remaining	Gross		Net
	Useful	Carrying	Accumulated	Carrying
	Life (Years)	Value	Amortization	Value
Franchisee relationships	7.00	$114,594	$(34,396)	$80,198
Reacquired rights	8.56	76,545	(13,833)	62,712
Favorable lease assets	0.47	170	(147)	23
		191,309	(48,376)	142,933
Indefinite-lived intangible:
Trade name	N/A	63,814	—	63,814
Total intangible assets		$255,123	$(48,376)	$206,747

	December 26, 2020
	Weighted Average	Gross		Net
	Remaining Useful	Carrying	Accumulated	Carrying
	Life (Years)	Value	Amortization	Value
Franchisee relationships	7.74	$114,594	$(25,870)	$88,724
Reacquired rights	9.19	68,973	(8,304)	60,669
Favorable lease assets	1.24	170	(110)	60
		183,737	(34,284)	149,453
Indefinite-lived intangible:
Trade name	N/A	63,814	—	63,814
Total intangible assets		$247,551	$(34,284)	$213,267

Schedule of Future Amortization Expenses of Intangible Assets

Future expected amortization expense of the Company’s intangible assets as of September 25, 2021 is as follows:

	Franchisee	Reacquired	Favorable
Fiscal Years Ending	Relationships	Rights	Lease Assets
2021 (from September 26, 2021)	$2,899	$1,840	$14
2022	11,595	7,363	9
2023	11,595	7,363	—
2024	11,595	7,363	—
2025	11,595	7,363	—
Thereafter	30,919	31,420	—
Total	$80,198	$62,712	$23